Investment Properties (Tables)	6 Months Ended
Jun. 30, 2025
Investment Properties [Abstract]
Schedule of Investment Properties

The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2025	5,175	30,555	1,304	37,034
Additions	111	-	-	111
Disposals	-	-	-	-
Exchange adjustments	351	1,640	87	2,078
At June 30, 2025	5,637	32,195	1,391	39,223
Accumulated depreciation:
At January 1, 2025	(733)	(5,241)	(337)	(6,311)
Charge for the period	(191)	(1,077)	(108)	(1,376)
Disposals	-	-	-	-
Exchange adjustments	(56)	(316)	(27)	(399)
At June 30, 2025	(980)	(6,634)	(472)	(8,086)
Net book value:
At June 30, 2025	4,657	25,561	919	31,137

Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(152)	(669)	(35)	(856)
At June 30, 2024	5,185	30,604	1,307	37,096
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the period	(185)	(1,063)	(99)	(1,347)
Disposals	218	-	-	218
Exchange adjustments	15	75	4	94
At June 30, 2024	(553)	(4,193)	(232)	(4,978)
Net book value:
At June 30, 2024	4,632	26,411	1,075	32,118

Schedule of Lease Payments Receivable Under Operating Leases

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2025
2025	1,854
2026	3,167
2027	2,093
2028	2,098
2029	2,084
Thereafter	3,667
Total	14,963